SUPPLEMENTAL FINANCIAL INFORMATION	6 Months Ended
Jun. 30, 2025
Disclosure of supplementary financial statement information [Abstract]
SUPPLEMENTAL FINANCIAL INFORMATION
NOTE 9 – SUPPLEMENTAL FINANCIAL INFORMATION

a.	Cost of revenues
	Three months ended June 30,		Six months ended June 30,
	2024	2025	2024	2025
	in USD thousands		in USD thousands

Cost related to license revenues	330	72	1,071	106
Amortization of intangible asset in respect of license revenues	482	-	1,128	-
Cost of product sales	85	-	153	-
	897	72	2,352	106

b.	General and administrative expenses

In June 2025, the Company received payment of an outstanding $2.4 million receivable from its Asian sub-licensee, Gloria Biosciences. Due to concerns about the full collectability of this receivable as of December 31, 2024, a provision for doubtful accounts in the amount of $0.8 million had been recorded in the fourth quarter of 2024. Following receipt of the payment, the Company reversed the provision, which was credited to general and administrative expenses during the quarter ended June 30, 2025.